CAPITAL MANAGEMENT (Details Narrative) - CAD	Sep. 30, 2017	Dec. 31, 2016
Capital Management Details Narrative
Capital	CAD 4,034,737	CAD 3,358,848
Working capital deficiency	CAD (133,260)